Goodwill and Intangible Assets, Net (Schedule of Estimated Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 32
2014	21
2015	10
2016	7
2017	$ 6